SHARE-BASED COMPENSATION (Details 2)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life	2 years 6 months 4 days
Stock options outstanding | shares	13,827,243	13,865,193	11,799,650
Weighted average exercise price per share | $ / shares	$ 0.75	$ 0.83	$ 0.94
$0.50 to $0.74
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life	3 years 29 days
Stock options outstanding | shares	7,390,643
Weighted average exercise price per share | $ / shares	$ .63
$0.75 to $0.99
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life	2 years 2 months 8 days
Stock options outstanding | shares	5,332,600
Weighted average exercise price per share | $ / shares	$ 0.85
$1.00 to $1.39
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life	2 months 8 days
Stock options outstanding | shares	1,104,000
Weighted average exercise price per share | $ / shares	$ 1.09